INCOME TAXES (Schedule of domestic and foreign components of Income (loss) before provision for income taxes) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Tax Disclosure [Line Items]
Income before income taxes	$ 1,378,790	$ 394,921
Canadian [Member]
Income Tax Disclosure [Line Items]
Income before income taxes	(2,371,971)	(2,758,921)
United States [Member]
Income Tax Disclosure [Line Items]
Income before income taxes	$ 3,750,761	$ 3,153,842